Business Developments (Pro forma statements of operations) (Details) - Link - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Business Developments [Line Items]
Total revenue	¥ 58,886	¥ 74,696
Net income attributable to Mitsubishi UFJ Financial Group	¥ 4,678	¥ 19,964